Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2050 Fund
June 30, 2025
Z50-NPRT1-0825
1.9884248.108
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	679	5,236
Fidelity Series International Credit Fund (a)	7	56
Fidelity Series Long-Term Treasury Bond Index Fund (a)	704,977	3,792,775
TOTAL BOND FUNDS (Cost $3,969,860)		3,798,067

Domestic Equity Funds - 50.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	342,332	7,076,004
Fidelity Series Large Cap Growth Index Fund (a)	169,150	4,551,813
Fidelity Series Large Cap Stock Fund (a)	162,862	4,216,504
Fidelity Series Large Cap Value Index Fund (a)	495,361	8,544,983
Fidelity Series Small Cap Core Fund (a)	163,167	1,902,532
Fidelity Series Small Cap Opportunities Fund (a)	60,448	883,147
Fidelity Series Value Discovery Fund (a)	189,141	3,058,409
TOTAL DOMESTIC EQUITY FUNDS (Cost $22,009,878)		30,233,392

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	97,384	1,790,900
Fidelity Series Emerging Markets Fund (a)	148,607	1,517,281
Fidelity Series Emerging Markets Opportunities Fund (a)	283,665	6,076,096
Fidelity Series International Growth Fund (a)	218,045	4,328,200
Fidelity Series International Index Fund (a)	114,212	1,633,237
Fidelity Series International Small Cap Fund (a)	38,744	768,687
Fidelity Series International Value Fund (a)	283,097	4,322,889
Fidelity Series Overseas Fund (a)	267,494	4,333,407
Fidelity Series Select International Small Cap Fund (a)	4,298	57,254
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,630,557)		24,827,951

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $583,865)	58,685	583,332

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $249,298)	4.42	249,298	249,298

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,443,458)	59,692,040
NET OTHER ASSETS (LIABILITIES) - 0.0%	(309)
NET ASSETS - 100.0%	59,691,731

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,417	398	556	21	(4)	(19)	5,236	679
Fidelity Series Blue Chip Growth Fund	6,404,722	451,704	1,018,127	-	22,547	1,215,158	7,076,004	342,332
Fidelity Series Canada Fund	1,636,043	152,688	227,851	-	1,215	228,805	1,790,900	97,384
Fidelity Series Corporate Bond Fund	4,206	10,674	15,089	45	193	16	-	-
Fidelity Series Emerging Markets Fund	1,383,586	178,580	194,822	-	1,257	148,680	1,517,281	148,607
Fidelity Series Emerging Markets Opportunities Fund	5,537,473	689,126	772,352	-	15,317	606,532	6,076,096	283,665
Fidelity Series Government Bond Index Fund	6,812	18,710	25,804	59	290	(8)	-	-
Fidelity Series Government Money Market Fund	-	342,742	93,444	2,546	-	-	249,298	249,298
Fidelity Series International Credit Fund	55	1	-	1	-	-	56	7
Fidelity Series International Developed Markets Bond Index Fund	-	28,840	29,209	-	369	-	-	-
Fidelity Series International Growth Fund	3,838,443	315,358	279,531	-	7,265	446,665	4,328,200	218,045
Fidelity Series International Index Fund	1,454,556	156,882	159,343	-	10,698	170,444	1,633,237	114,212
Fidelity Series International Small Cap Fund	711,063	22,352	93,468	-	9,481	119,259	768,687	38,744
Fidelity Series International Value Fund	3,813,715	423,354	420,260	-	40,732	465,348	4,322,889	283,097
Fidelity Series Investment Grade Bond Fund	6,467	17,889	24,358	70	(1)	3	-	-
Fidelity Series Investment Grade Securitized Fund	4,069	10,231	14,467	40	172	(5)	-	-
Fidelity Series Large Cap Growth Index Fund	4,120,132	312,072	579,250	6,131	16,407	682,452	4,551,813	169,150
Fidelity Series Large Cap Stock Fund	3,803,818	290,708	461,700	-	12,411	571,267	4,216,504	162,862
Fidelity Series Large Cap Value Index Fund	7,826,929	1,144,791	750,591	-	(4,462)	328,316	8,544,983	495,361
Fidelity Series Long-Term Treasury Bond Index Fund	3,709,137	726,601	552,908	33,195	(109,658)	19,603	3,792,775	704,977
Fidelity Series Overseas Fund	3,820,522	361,273	368,029	-	23,140	496,501	4,333,407	267,494
Fidelity Series Select International Small Cap Fund	9,737	41,188	190	-	-	6,519	57,254	4,298
Fidelity Series Small Cap Core Fund	1,797,334	121,651	152,519	-	(15,998)	152,064	1,902,532	163,167
Fidelity Series Small Cap Opportunities Fund	799,192	74,041	65,952	-	(2,406)	78,272	883,147	60,448
Fidelity Series Treasury Bill Index Fund	-	806,323	222,266	5,751	(192)	(533)	583,332	58,685
Fidelity Series Value Discovery Fund	2,809,271	418,772	260,669	-	(1,140)	92,175	3,058,409	189,141
	53,502,699	7,116,949	6,782,755	47,859	27,633	5,827,514	59,692,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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